Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancelable operating leases [Table Text Block]
	Minimum lease payment
Twelve months ending December 31,	RMB	USD
2020	2,478,329	355,255
2021	1,639,356	234,993
Thereafter	—	—
Total minimum payments	4,117,685	590,248